Subordinated Notes And Debentures (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Subordinated Notes and Debentures

Subordinated Notes and Debentures
(millions of Canadian dollars, except as noted)	As at
Maturity date	Interest rate (%)		Reset spread (%)		Earliest par redemption date		October 31 2019	October 31 2018
May 26, 2025	9.150		n/a		–		$198	$198
June 24, 2025[2]	2.692	[1]	1.210	[1]	June 24, 2020		1,496	1,474
September 30, 2025[2]	2.982	[1]	1.830	[1]	September 30, 2020		996	982
September 14, 2028[2]	3.589	[1]	1.060	[1]	September 14, 2023		1,738	1,711
July 25, 2029[2]	3.224	[1]	1.250	[1]	July 25, 2024		1,509	1,427
March 4, 2031[2]	4.859	[1]	3.490	[1]	March 4, 2026		1,206	1,124
September 15, 2031[2]	3.625	[3]	2.205	[4]	September 15, 2026		1,842	1,824
January 26, 2032[2]	3.060	[1]	1.330	[1]	January 26, 2027	[4]	1,740	–
Total							$10,725	$8,740
[1]	Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of 3-month Bankers' Acceptance rate plus the reset spread noted.
[2]

Non-viability contingent capital (NVCC). The subordinated notes and debentures qualify as regulatory capital under OSFI's Capital Adequacy Requirements (CAR) guideline. If a NVCC conversion were to occur in accordance with the NVCC Provisions, the maximum number of common shares that could be issued based on the formula for conversion set out in the respective prospectus supplements, assuming there is no declared and unpaid interest on the respective subordinated notes, would be 450 million for the 2.692% subordinated debentures due June 24, 2025, 300 million for the 2.982% subordinated debentures due September 30, 2025, 525 million for the 3.589% subordinated debentures due September 14, 2028, 450 million for the 3.224% subordinated debentures due July 25, 2029, 375 million for the 4.859% subordinated debentures due March 4, 2031, 450 million for the 3.625% subordinated debentures due September 15, 2031 (assuming a Canadian to U.S. dollar exchange rate of 1.00), and 525 million for the 3.060% subordinated debentures due January 26, 2032.

[3]	Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of 5-year Mid-Swap Rate plus the reset spread noted.
[4]

On June 25, 2019, the Bank issued $1.75 billion of NVCC medium-term notes constituting subordinated indebtedness of the Bank (the "Notes"). The Notes will bear interest at a fixed rate of 3.060% per annum (paid semi-annually) until January 26, 2027, and at the three-month Bankers' Acceptance rate plus 1.33% thereafter (paid quarterly) until maturity on January 26, 2032. With the prior approval of OSFI, the Bank may, at its option, redeem the Notes on or after January 26, 2027, in whole or in part, at par plus accrued and unpaid interest. Not more than 60 nor less than 30 days' notice is required to be given to the Notes' holders for such redemptions.

Maturities of Subordinated Notes and Debentures

The aggregate remaining maturities of the Bank's subordinated notes and debentures are as follows:

Maturities
(millions of Canadian dollars)		As at
	October 31 2019	October 31 2018
Within 1 year	$–	$–
Over 1 year to 3 years	–	–
Over 3 years to 4 years	–	–
Over 4 years to 5 years	–	–

Over 5 years	10,725	8,740
Total	$10,725	$8,740